Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. COMMITMENTS AND CONTINGENCIES

From time to time the Company is subject to compliance audits by federal, state and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.

On March 24, 2020, the Company entered into an agreement with a national public builder to sell 104 finished lots for $12,538,000 on October 8, 2020. In conjunction with agreement on June 15, 2020, the Company received $1,300,000 of nonrefundable earnest money which is included in deferred revenue on the Balance Sheet.

On September 17, 2020, the Company entered into a purchase and sale agreement for the acquisition of 48 acres currently in the entitlement process for 145 lots located in Belfair, Washington for $3,915,000. Closing is expected to take place upon preliminary plat approval, which is anticipated to be on or before March 15, 2021.

On September 18, 2020, the Company entered into a purchase and sale agreement to acquire property currently under development for the construction of 36 townhomes located in Bremerton, Washington for $1,500,000. Closing is expected to be on or before March 1, 2021.

On September 22, 2020, the Company entered into a purchase and sales agreement for the acquisition of 9.6 acres of land in Port Orchard, Washington for $1,440,000. Closing is contingent on permit approval and is expected to take place on or before June 1, 2021.

On September 24, 2020, the Company entered into a purchase and sales agreement to acquire property for the construction of 30 townhomes located in East Bremerton, Washington for $1,800,000. Closing is expected to take place on or before March 1, 2021.

Between September 28, 2020 and October 4, 2020, the Company entered into purchase and sale agreements for the acquisition of 19 finished lot in South Carolina for $1,524,000.

On October 6, 2020, the Company secured $11,000,000 in construction financing from Sound Capital. The financing is intended to be used for single family home construction on 25 lots at Soundview Estates, a 240 lot subdivision located in Bremerton, Washington.

10. COMMITMENTS AND CONTINGENCIES

From time to time the Company is subject to compliance audits by federal, state, and local authorities relating to a variety of regulations including wage and hour laws, taxes, and workers’ compensation. There are no significant or pending litigation or regulatory proceedings known at this time.